Loss Per Share - Schedule Of Computation Of Earnings Per Share Basic And Diluted (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2019	Jul. 15, 2019	Sep. 30, 2021		Sep. 30, 2020	Dec. 31, 2020
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net loss	$ (49,266)	$ 12,868	$ (46,493)		$ (35,295)	$ (51,157)
Weighted average number of shares of Class A outstanding	126,794,329		88,263,333	[1]		127,682,376
Net loss per share, basic and diluted	$ (0.39)					$ (0.40)
Common Class A [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net loss			$ (7,978)
Weighted average number of shares of Class A outstanding			88,263,333,000
Net loss per share, basic and diluted			$ (0.09)

[1]	Basic and diluted net loss per share of Class A Common Stock is applicable only for the period from September 15, 2021 through September 30, 2021, which is the period following the initial public offering (“IPO”) and related Reorganization Transactions (as defined in Note 1 to the Unaudited Consolidated Financial Statements). See Note 16 for the number of shares used in the computation of net loss per share of Class A Common Stock and the basis for the computation of net loss per share.